Brown Advisory Small-Cap Fundamental Value Fund (Prospectus Summary) | Brown Advisory Small-Cap Fundamental Value Fund
Brown Advisory Small-Cap Fundamental Value Fund
Investment Objective
The Brown Advisory Small-Cap Fundamental Value Fund (the "Fund") seeks to achieve long-term capital appreciation.
Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Brown Advisory Small-Cap Fundamental Value Fund	Institutional Shares	Investor Shares	Advisor Shares
Maximum Sales Charge (Load) imposed on Purchases (as a % of the offering price)	none	none	none
Maximum Deferred Sales Charge (Load) imposed on Redemptions (as a % of the sale price)	none	none	none
Redemption Fee (as a % of amount redeemed on shares held for 14 days or less)	1.00%	1.00%	1.00%
Exchange Fee (as a % of amount exchanged on shares held for 14 days or less)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Brown Advisory Small-Cap Fundamental Value Fund		Institutional Shares	Investor Shares	Advisor Shares
Management Fees		0.85%	0.85%	0.85%
Distribution (12b-1) Fees		none	none	0.25%
Shareholder Servicing Fees		none	0.15%	0.15%
Other Expenses	[1]	0.21%	0.21%	0.21%
Acquired Fund Fees and Expenses	[2]	0.07%	0.07%	0.07%
Total Annual Fund Operating Expenses		1.13%	1.28%	1.53%
[1]	"Other Expenses" for the Fund have been restated to reflect the estimated expenses of the Fund for its current fiscal year. The Fund is the successor to the Brown Advisory Small-Cap Fundamental Value Fund (the "Predecessor Fund"), which was reorganized into the Fund on October 19, 2012.
[2]	Acquired Fund Fees and Expenses are indirect fees and expenses that a Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the "Financial Highlights" section of the Prospectus which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

Example
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Brown Advisory Small-Cap Fundamental Value Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Institutional Shares	115	359	622	1,375
Investor Shares	130	406	702	1,545
Advisor Shares	156	483	834	1,824

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year ended June 30, 2012, the portfolio turnover rate for the Fund was 36% of the average value of its portfolio.
Principal Investment Strategies
Under normal conditions, Brown Advisory, LLC (the "Adviser") seeks to achieve the Fund's investment objective by investing at least 80% of the value of its net assets (plus borrowings for investment purposes) in equity securities of small capitalization companies. Equity securities include common stock, preferred stock, equity-equivalent securities such as convertible securities, stock futures contracts, equity options, other investment companies, American
Depositary Receipts ("ADRs"), real estate investment trusts ("REITs") and exchange traded funds ("ETFs"), and the Adviser may also invest in private placements in these types of securities. Small companies, according to the
Adviser, are companies whose market capitalizations are generally less than $4 billion at the time of purchase. The Fund invests primarily in equity securities that trade in the U.S. securities markets and that the Adviser believes are undervalued, broadly defined as trading at a discount to the estimated economic value of a company's underlying business. The Adviser uses a research-driven analysis that results in the Fund's portfolio having an emphasis on out-of-favor or under-followed, cash-generating companies with sustainable business models, strong finances, competent management and a demonstrable record of profitability and self-funded growth. The Fund may also invest in cyclical companies or companies that have experienced a temporary setback if the valuation of the company is at an appropriate discount to the long-term earnings potential of the company. To a more limited extent, the Fund may invest up to 15% of its assets in foreign equity securities, including equity securities from emerging markets. With respect to 20%
of its assets, the Fund may also invest in foreign or domestic debt securities, including up to 5% of its assets in distressed debt securities. The Fund may utilize options, futures contracts and options on futures. These investments will typically be made for investment purposes consistent with the Fund's investment objective and may also be used to mitigate or hedge risks within the portfolio or for the temporary investment of cash balances. By investing in derivatives, the Fund attempts to achieve the economic equivalence it would achieve if it were to invest directly in the underlying security. The Fund invests primarily in ETFs that have an investment objective similar to the Fund's or that otherwise are permitted investments with the
Fund's investment policies described herein. ADRs are equity securities traded on
U.S. securities exchanges, which are generally issued by banks or trust companies to evidence ownership of foreign equity securities.

The Adviser may sell a security or reduce its position if:

·  It has reached its target price;

·  Its present reward to risk ratio is unattractive;

·  It is overvalued; or

·  The company's fundamentals have deteriorated in a material, long-term manner.

In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents.
Principal Investment Risks
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency. The following are the principal risks that could affect the value of your investment:

·  American Depositary Receipts ("ADRs") Risk. ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary's transaction fees.  Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary's transaction fees are paid directly by the ADR holders.  Because unsponsored
   ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

·  Convertible Securities Risk. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

·  Debt/Fixed Income Securities Risk. An increase in interest rates typically causes a fall in the value of the debt securities in which the Fund may invest. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund's portfolio of debt securities.
   Securities rated below investment grade ("junk bonds") are subject to greater risk of loss of your money than higher rated securities. Issuers may (increase)
   decrease prepayments of principal when interest rates (fall) increase, affecting the maturity of the debt security and causing the value of the security to decline.

·  Derivatives Risk. The risks of investments in options, futures contracts and options on futures contracts include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions;
   and risks that the derivative transactions may not be liquid.

·  Equity and General Market Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The stock market may experience declines or stocks in the Fund's portfolio may not increase their earnings at the rate anticipated. The Fund's NAV and investment return will fluctuate based upon changes in the value of its portfolio securities.

·  ETF Risk. ETFs may trade at a discount to the aggregate value of the underlying securities and although expense ratios for ETFs are generally low, frequent trading of ETFs by the Fund can generate brokerage expenses. Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual
   ETFs in which the Fund invests.

·  Foreign Securities/Emerging Markets Risk. Foreign securities (including ADRs), including those issued in emerging markets are subject to additional risks including international trade, currency, political, regulatory and diplomatic risks. Securities issued in emerging markets have more risk than securities issued in more developed foreign markets.

·  Management Risk. The Fund may not meet its investment objective based on the
   Adviser's success or failure to implement investment strategies for the Fund.

·  Non-Investment Grade Securities Risk. Securities rated below investment grade,
   i.e., BA or BB and lower ("junk bonds"), are subject to greater risks of loss of your money than higher rated securities. Compared with issuers of investment grade fixed-income securities, junk bonds are more likely to encounter financial difficulties and to be materially affected by these difficulties.

·  Private Placement Risk. The Fund may invest in privately issued securities of domestic common and preferred stock, convertible debt securities, ADRs, REITs and ETFs, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933, as amended ("1933 Act"). Privately issued securities are restricted securities that are not publicly traded. Delay or difficulty in selling such securities may result in a loss to the Fund.

·  REIT and Real Estate Risk. The value of the Fund's investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs.

·  Smaller Company Risk. Securities of companies smaller than larger companies may be more volatile and as a result, the price of smaller companies may decline more in response to selling pressure.

·  Value Company Risk. The stock of value companies can continue to be undervalued for long periods of time and not realize its expected value. The value of the
   Fund may decrease in response to the activities and financial prospects of an individual company.
Performance Information
The following performance information provides some indication of the risks of investing in the Fund. The chart shows changes in the Fund's performance of
Investor Shares from year-to-year. The table shows how the average annual returns of Investor Shares and Advisor Shares for 1 year and since inception periods compare to a broad-based market index.

The Fund is the successor to the investment performance of the Predecessor Fund as a result of the reorganization of the Predecessor Fund into the Fund on
October 19, 2012. Accordingly, the performance information shown below for periods prior to October 19, 2012 is that of the Predecessor Fund. The
Predecessor Fund was also advised by the Adviser and had the same investment objective and strategies as the Fund.

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results. Updated performance information is available online at www.brownadvisoryfunds.com or by calling
800-540-6807 (toll free).
Brown Advisory Small-Cap Fundamental Value Fund - Investor Shares Calendar Year Total Returns

The Fund's calendar year-to-date total return as of September 30, 2012 was
17.66%. During the periods shown in the chart, the highest quarterly return was 17.41% (for the quarter ended December 31, 2010) and the lowest quarterly return was -19.15% (for the quarter ended September 30, 2011).
Brown Advisory Small-Cap Fundamental Value Fund Average Annual Total Returns For the period ended December 31, 2011
Average Annual Total Returns Brown Advisory Small-Cap Fundamental Value Fund	Label	1 Year	Since Inception	Inception Date
Investor Shares	Investor Shares Return Before Taxes	2.05%	17.86%	Dec. 31, 2008
Investor Shares After Taxes on Distributions	Investor Shares Return After Taxes on Distributions	0.71%	16.71%	Dec. 31, 2008
Investor Shares After Taxes on Distributions and Sales	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares	2.07%	15.01%	Dec. 31, 2008
Advisor Shares	Advisor Shares Return Before Taxes	1.75%	17.55%	Jul. 28, 2011
Russell 2000® Value Index	Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	(5.50%)	12.36%

NOTE: The Small-Cap Fundamental Value Fund offers three classes of shares.
Investor Shares commenced operations on December 31, 2008 as part of the
Predecessor Fund and Advisor Shares commenced operations on July 28, 2011 as part of the Predecessor Fund. Performance shown prior to inception of the Advisor Shares is based on the performance of Investor Shares, adjusted for the higher expenses applicable to Advisor Shares. Prior to July 1, 2011, the Advisor Shares were known as A Shares. Institutional Shares commenced operations on October 19, 2012. Prior to October 19, 2012, Investor Shares
were known as Institutional Shares.

After-tax returns are calculated using the historical highest individual
Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In certain cases, the figure representing
"Return after Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Shares only. After-tax returns for Advisor Shares and Institutional Shares will vary.